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                                  UNITED STATES
                       SERCURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2001

Check here if Amendment  [ ]; Amendment Number

This Amendment (Check Only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Wells Fargo Bank Nebraska, NA
                    Private Client Services
                    Investment Management & Trust Department
Address:            P.O.  Box 3959
                    Omaha, NE  68103

Form 13F File Number:      28 - 177

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            C. Randy Endelman

Title:           Vice President & Regional Trust Manager

Phone:           (402)  536-2473

Signature, Place, and Date of Signing

C. Randy Endelman                  Omaha, Nebraska                10/15/2001
-----------------                  ---------------                ----------
[Signature]                        [City, State]                  [Date]

Report Type (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(S).)


List of Other Managers Reporting for this Manager

        Wells Fargo & Company